OCM GOLD FUND

Schedule of Investments - August 31, 2020

(Unaudited)

Shares			Value
	Common Stocks	85.2%
	Major Gold Producers	23.2%
65,000	Agnico Eagle Mines Ltd.		$5,362,500
120,000	AngloGold Ashanti Ltd. ADR		3,541,200
200,000	Barrick Gold Corp.		5,930,000
25,000	Kirkland Lake Gold Ltd.		1,330,250
65,000	Newmont Corp.		4,373,200
			20,537,150
	Intermediate/Mid-Tier Gold Producers	14.9%
250,000	Alamos Gold, Inc.		2,615,000
300,000	B2Gold Corp.*		2,014,719
70,500	Centerra Gold, Inc.*		918,273
125,000	Endeavour Mining Corp.*		3,465,195
150,000	IAMGOLD Corp.		643,500
50,000	Northern Star Resources Ltd.		503,393
500,000	OceanaGold Corp.		1,153,787
25,000	Pan American Silver Corp.		904,000
25,000	SSR Mining, Inc.		536,250
30,000	Torex Gold Resources, Inc.		463,201
			13,217,318
	Junior Gold Producers	27.5%
400,000	Alacer Gold Corp.*		2,762,956
450,000	Argonaut Gold, Inc.*		955,612
200,000	Calibre Mining Corp.		288,255
250,000	Dundee Precious Metals, Inc.*		1,809,261
150,000	Fortuna Silver Mines, Inc.*		1,092,456
1,399,950	Jaguar Mining, Inc.*		9,122,643
175,000	K92 Mining, Inc.		1,041,092
1,000,000	Perseus Mining Ltd.		1,065,791
550,000	Roxgold, Inc.*		683,073
500,000	Wesdome Gold Mines Ltd.*		5,527,445
			24,348,584
	Exploration and Development Companies	10.1%
255,128	Adriatic Metals PLC		449,739
298,300	Adventus Mining Corp.		295,007
1,375,000	Emerald Resources N.L.		659,205
750,000	Emmerson Resources Ltd.*		54,765
1,282,000	Euro Sun Mining, Inc.		486,499
200,000	Galway Metals, Inc.		249,923
1,000,000	GR Silver Mining Ltd.		613,309
2,750,000	Horizon Minerals Ltd.		273,823

Shares			Value
123,880	Integra Resources Corp.		$473,905
775,000	Liberty Gold Corp.		1,277,407
2,000,000	Matador Mining Ltd.		634,312
180,000	New Found Gold Corp.		277,369
400,000	Orca Gold, Inc.		183,993
500,000	Paramount Gold Nevada Corp.		610,000
2,680,000	Royal Road Minerals Ltd.*		760,196
4,578,755	RTG Mining, Inc.*		641,661
2,512,040	Sutter Gold Mining, Inc.* #		—
604,500	Talisker Resources Ltd.		173,787
1,595,000	Thor Explorations Ltd.		275,126
400,000	West Vault Mining, Inc.		493,714
			8,883,740
	Royalty/Streaming Companies	9.5%
70,000	Maverix Metals, Inc.		298,200
100,000	Osisko Gold Royalties Ltd.		1,230,000
6,500	Royal Gold, Inc.		886,080
75,000	Sandstorm Gold Ltd.		685,500
100,000	Wheaton Precious Metals Corp.		5,340,386
			8,440,166
	Total Common Stocks
	(Cost $24,320,499)		75,426,958
	Warrants	0.0%
	Exploration and Development Companies	0.0%
1,000,000	Emmerson Resources Ltd. Exercise Price 0.14 AUD, Exp. 9/30/2020*		—
641,000	Euro Sun Mining, Inc. Exercise Price 0.55 CAD, Exp. 6/5/2023*		—
			—
	Total Warrants
	(Cost $0)		—
	Short-Term Investment	14.4%
12,766,913	UMB Money Market Fiduciary, 0.01%		12,766,913
	Total Short-Term Investment
	(Cost $12,766,913)		12,766,913
	Total Investments	99.6%
	(Cost $37,087,412)		88,193,871
	Assets less Other Liabilities	0.4%	348,326
	TOTAL NET ASSETS	100.0%	$88,542,197

ADR – American Depository Receipt
PLC – Public Limited Company

AUD – Australian Dollars
CAD – Canadian Dollars

*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.